Accounts Receivable (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Accounts Receivable [Abstract]
Balance at January 1	$ 5,365	$ 4,413	$ 4,299
Amounts charged to expense	5,762	5,838	4,708
Accounts written off	(6,513)	(6,120)	(5,884)
Recoveries of accounts written off	1,259	1,234	1,290
Balance at December 31	$ 5,365	$ 4,413	$ 4,299	$ 5,873